Earnings per share ("EPS")	12 Months Ended
Mar. 31, 2019
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Earnings per share ("EPS")
41.	Earnings per share (“EPS”)

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2019:
Ordinary Shares
Basic net earnings per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
	US$	(3,604.2)		US$	(1.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#	#	US$	#
Diluted earnings per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
	US$	(3,604.2)		US$	(1.2)
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
	US$	(634.7)		US$	(1.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#	#	US$	#
Diluted earnings per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
	US$	(634.7)		US$	(1.2)
For the year ended March 31, 2018:
Ordinary Shares
Basic net earnings per share	Rs.	55,258.1	2,887,348,357	Rs.	19.1
Effect of shares kept in abeyance	Rs.	(2.4)	494,469	Rs.	(4.9)
Diluted earnings per share	Rs.	55,255.7	2,887,842,826	Rs.	19.1
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	9,782.6	508,502,336	Rs.	19.2
Effect of shares kept in abeyance	Rs.	2.4	233,774	Rs.	10.3
Diluted earnings per share	Rs.	9,785.0	508,736,110	Rs.	19.2
For the year ended March 31, 2017:
Ordinary Shares
Basic net earnings per share	Rs.	49,730.2	2,887,218,310	Rs.	17.2
Effect of shares kept in abeyance	Rs.	(2.2)	599,766	Rs.	(3.7)
Diluted earnings per share	Rs.	49,728.0	2,887,818,076	Rs.	17.2
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	8,809.1	508,483,714	Rs.	17.3
Effect of shares kept in abeyance	Rs.	2.2	252,396	Rs.	8.7
Diluted earnings per share	Rs.	8,811.3	508,736,110	Rs.	17.3

‘A’ Ordinary shareholders are entitled to receive dividend at 5 percentage points more than the aggregate rate of dividend determined by the Company on Ordinary shares for the financial year.

#	Since there is a loss for the year ended March 31, 2019 potential equity shares are not considered as dilutive and hence Diluted EPS is same as Basic EPS.

Options are dilutive when they result in the issue of ordinary shares for less than the average market price of ordinary shares during the period. Based on the market price as on date, these are not considered to be dilutive.